DEBTS PAYABLE AND SENIOR SECURED NOTES - Debt Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
DEBTS PAYABLE AND SENIOR SECURED NOTES
Less: repayment	$ (17,924)	$ (8,749)
Less: discounted to fair value	(598)
Total debts payable, undiscounted	236,122
Borrowings
Principal payments	236,122
Less: current portion	40,523	8,112
Total non-current debt, undiscounted	195,599
Less: discounted to fair value	(598)
Total non-current debt	195,001
2023
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	40,523
Borrowings
Principal payments	40,523
2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	94,392
Borrowings
Principal payments	94,392
2025
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	33,282
Borrowings
Principal payments	33,282
2026
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	1,874
Borrowings
Principal payments	1,874
2027
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	29,870
Borrowings
Principal payments	29,870
2028 and beyond
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	36,181
Borrowings
Principal payments	36,181
Debt payable
DEBTS PAYABLE AND SENIOR SECURED NOTES
Balance at the beginning of the year	133,858	62,233
Discounted as of January 31, 2021/December 31, 2021		951	$ 1,280
Incurred through combinations and acquisitions		87,475
Converted to equity		(7,430)
Less: repayment	(17,924)	(8,749)
Less: discounted to fair value	(598)	(951)
Incurred through earn-out provision	14,934
Debt issued	68,000
Construction financing	36,303
Total debts payable, undiscounted	236,122
Balance at the end of the year	235,524	133,858
Total accrued interest payable related to debts payable as of December 31, 2022	7,954
Borrowings
Principal payments	236,122
Less: discounted to fair value	(598)	$ (951)
Related party debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Total debts payable, undiscounted	24,022
Borrowings
Principal payments	24,022
Less: current portion	1,409
Total non-current debt, undiscounted	22,613
Total non-current debt	22,613
Non-related party debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Less: discounted to fair value	(598)
Total debts payable, undiscounted	212,100
Borrowings
Principal payments	212,100
Less: current portion	39,114
Total non-current debt, undiscounted	172,986
Less: discounted to fair value	(598)
Total non-current debt	$ 172,388